Financial risk review - Schedule of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Net effect of changes in allowance for expected credit losses	$ 17,017	$ 8,906	$ (2,551)
Financial instruments that have been derecognized during the year	(22,956)	(16,770)	(16,873)
New instruments originated or purchased	33,402	27,385	21,752
Write-offs	(7,000)
At amortized cost
Credit risk
Credit-impaired loans at beginning of year	941,971
Net effect of changes in allowance for expected credit losses	1,741	4,897	(20)
Financial instruments that have been derecognized during the year	(1,292)	(420)	(193)
New instruments originated or purchased	238	1,684	1,508
Credit-impaired loans at end of year	999,544	941,971
Securities at amortized cost
Credit risk
Credit-impaired loans at beginning of year	77,972
Net effect of changes in allowance for expected credit losses	0	0	0
Financial instruments that have been derecognized during the year	(11)	(16)	(17)
New instruments originated or purchased	2	0	0
Credit-impaired loans at end of year	11,824	77,972
Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	6,763,020
Net effect of changes in allowance for expected credit losses	15,313	4,208	(2,477)
Financial instruments that have been derecognized during the year	(18,829)	(13,217)	(14,715)
New instruments originated or purchased	28,870	22,560	17,343
Credit-impaired loans at end of year	7,195,567	6,763,020
Loan commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	942,719
Net effect of changes in allowance for expected credit losses	(37)	(199)	(54)
Financial instruments that have been derecognized during the year	(2,824)	(3,117)	(1,948)
New instruments originated or purchased	4,292	3,141	2,901
Credit-impaired loans at end of year	1,325,134	942,719
Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	7,951	1,790
Transfer to lifetime expected credit losses	0	0
Transfer to credit-impaired financial instruments		0
Net effect of changes in allowance for expected credit losses	1,741	4,897
Financial instruments that have been derecognized during the year	(1,292)	(420)
New instruments originated or purchased	238	1,684
Write-offs	(7,006)
Credit-impaired loans at end of year	1,632	7,951	1,790
Loss allowance | Securities at amortized cost
Credit risk
Credit-impaired loans at beginning of year	10	26
Financial instruments that have been derecognized during the year	(11)
New instruments originated or purchased	2	16
Credit-impaired loans at end of year	1	10	26
Loss allowance | Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	55,200	41,476
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses		0
Transfer to credit-impaired financial instruments		0
Net effect of changes in allowance for expected credit losses	15,313	4,208
Financial instruments that have been derecognized during the year	(18,829)	(13,217)
New instruments originated or purchased	28,870	22,560
Write-offs	(21,144)	(893)
Recoveries		1,066
Credit-impaired loans at end of year	59,410	55,200	41,476
Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	3,628	3,803
Transfer to lifetime expected credit losses	0
Transfer to 12-month expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	(37)	(199)
Financial instruments that have been derecognized during the year	(2,824)	(3,117)
New instruments originated or purchased	4,292	3,141
Credit-impaired loans at end of year	5,059	3,628	3,803
Expected credit losses collectively assessed | Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	4,002	0
Transfer to lifetime expected credit losses	0	0
Transfer to credit-impaired financial instruments		33
Net effect of changes in allowance for expected credit losses	1,252	3,969
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Write-offs	(5,254)
Credit-impaired loans at end of year	0	4,002	0
Expected credit losses collectively assessed | Loss allowance | Securities at amortized cost
Credit risk
Credit-impaired loans at beginning of year	0	0
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased	0	0
Credit-impaired loans at end of year	0	0	0
Expected credit losses collectively assessed | Loss allowance | Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	21,561	5,186
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses		0
Transfer to credit-impaired financial instruments		130
Net effect of changes in allowance for expected credit losses	6,481	16,072
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Write-offs	(21,144)	(893)
Recoveries		1,066
Credit-impaired loans at end of year	6,898	21,561	5,186
Expected credit losses collectively assessed | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	0	0
Transfer to lifetime expected credit losses	0
Transfer to 12-month expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Credit-impaired loans at end of year	0	0	0
Current | Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	2,170	1,790
Transfer to lifetime expected credit losses	(46)	(46)
Transfer to credit-impaired financial instruments		(33)
Net effect of changes in allowance for expected credit losses	(58)	(13)
Financial instruments that have been derecognized during the year	(1,074)	(420)
New instruments originated or purchased	238	892
Write-offs	0
Credit-impaired loans at end of year	1,230	2,170	1,790
Current | Loss allowance | Securities at amortized cost
Credit risk
Credit-impaired loans at beginning of year	10	26
Financial instruments that have been derecognized during the year	(11)
New instruments originated or purchased	2	16
Credit-impaired loans at end of year	1	10	26
Current | Loss allowance | Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	28,589	20,115
Transfer to lifetime expected credit losses	(752)	(29)
Transfer to 12-month expected credit losses		176
Transfer to credit-impaired financial instruments		(130)
Net effect of changes in allowance for expected credit losses	(2,363)	(1,718)
Financial instruments that have been derecognized during the year	(17,950)	(12,385)
New instruments originated or purchased	27,254	22,560
Write-offs	0	0
Recoveries		0
Credit-impaired loans at end of year	34,778	28,589	20,115
Current | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	3,605	3,472
Transfer to lifetime expected credit losses	(24)
Transfer to 12-month expected credit losses	22	133
Net effect of changes in allowance for expected credit losses	(58)	(160)
Financial instruments that have been derecognized during the year	(2,824)	(2,981)
New instruments originated or purchased	3,184	3,141
Credit-impaired loans at end of year	3,905	3,605	3,472
Total | Expected credit losses individually assessed | Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	1,779	0
Transfer to lifetime expected credit losses	46	46
Transfer to credit-impaired financial instruments		0
Net effect of changes in allowance for expected credit losses	547	941
Financial instruments that have been derecognized during the year	(218)	0
New instruments originated or purchased	0	792
Write-offs	(1,752)
Credit-impaired loans at end of year	402	1,779	0
Total | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Credit-impaired loans at beginning of year	0	0
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased	0	0
Credit-impaired loans at end of year	0	0	0
Total | Expected credit losses individually assessed | Loss allowance | Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	5,050	16,175
Transfer to lifetime expected credit losses	752	29
Transfer to 12-month expected credit losses		(176)
Transfer to credit-impaired financial instruments		0
Net effect of changes in allowance for expected credit losses	11,195	(10,146)
Financial instruments that have been derecognized during the year	(879)	(832)
New instruments originated or purchased	1,616	0
Write-offs	0	0
Recoveries		0
Credit-impaired loans at end of year	17,734	5,050	16,175
Total | Expected credit losses individually assessed | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	23	331
Transfer to lifetime expected credit losses	24
Transfer to 12-month expected credit losses	(22)	(133)
Net effect of changes in allowance for expected credit losses	21	(39)
Financial instruments that have been derecognized during the year	0	(136)
New instruments originated or purchased	1,108	0
Credit-impaired loans at end of year	$ 1,154	$ 23	$ 331